Annual Fund Operating Expenses	Dec. 22, 2025
T. Rowe Price Asia Opportunities Fund - Investor Class [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.93%
Expenses (as a percentage of Assets)	1.71%
Fee Waiver or Reimbursement	(0.56%)	[1]
Net Expenses (as a percentage of Assets)	1.15%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
T. Rowe Price Asia Opportunities Fund - I Class [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.54%	[2]
Expenses (as a percentage of Assets)	1.32%
Fee Waiver or Reimbursement	(0.49%)	[2]
Net Expenses (as a percentage of Assets)	0.83%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
T. Rowe Price Asia Opportunities Fund - Advisor Class [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	8.58%
Expenses (as a percentage of Assets)	9.61%
Fee Waiver or Reimbursement	(8.36%)	[3]
Net Expenses (as a percentage of Assets)	1.25%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
T. Rowe Price China Evolution Equity Fund - Investor Class [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.98%
Other Expenses (as a percentage of Assets):	1.13%
Expenses (as a percentage of Assets)	2.11%
Fee Waiver or Reimbursement	(0.71%)	[4]
Net Expenses (as a percentage of Assets)	1.40%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
T. Rowe Price China Evolution Equity Fund - I Class [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.98%
Other Expenses (as a percentage of Assets):	0.75%	[5]
Expenses (as a percentage of Assets)	1.73%
Fee Waiver or Reimbursement	(0.70%)	[5]
Net Expenses (as a percentage of Assets)	1.03%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
T. Rowe Price Global Impact Equity Fund - Investor Class [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Other Expenses (as a percentage of Assets):	1.61%
Expenses (as a percentage of Assets)	2.29%
Fee Waiver or Reimbursement	(1.35%)	[6]
Net Expenses (as a percentage of Assets)	0.94%	[6]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
T. Rowe Price Global Impact Equity Fund - I Class [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Other Expenses (as a percentage of Assets):	1.39%	[7]
Expenses (as a percentage of Assets)	2.07%
Fee Waiver or Reimbursement	(1.29%)	[7]
Net Expenses (as a percentage of Assets)	0.78%	[7]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026

[1]	T. Rowe Price Associates, Inc., has contractually agreed (through December 31, 2026) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 1.15%. The agreement may only be terminated at any time after December 31, 2026, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the class’ expense ratio is below 1.15%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the class’ expense ratio (after the reimbursement is taken into account) to exceed the class’ current expense limitation (or the expense limitation in place at the time the amounts were waived or paid).
[2]	T. Rowe Price Associates, Inc., has contractually agreed (through December 31, 2026) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (I Class Operating Expenses), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated at any time after December 31, 2026, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the I Class Operating Expenses are below 0.05%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the I Class Operating Expenses (after the reimbursement is taken into account) to exceed the current expense limitation on I Class Operating Expenses (or the expense limitation in place at the time the amounts were waived or paid).
[3]	T. Rowe Price Associates, Inc., has contractually agreed (through December 31, 2026) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 1.25%. The agreement may only be terminated at any time after December 31, 2026, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the class’ expense ratio is below 1.25%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the class’ expense ratio (after the reimbursement is taken into account) to exceed the class’ current expense limitation (or the expense limitation in place at the time the amounts were waived or paid).
[4]	T. Rowe Price Associates, Inc., has contractually agreed (through December 31, 2027) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 1.40%. The agreement may only be terminated at any time after December 31, 2027, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the class’ expense ratio is below 1.40%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the class’ expense ratio (after the reimbursement is taken into account) to exceed the class’ current expense limitation (or the expense limitation in place at the time the amounts were waived or paid).
[5]	T. Rowe Price Associates, Inc., has contractually agreed (through December 31, 2027) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (I Class Operating Expenses), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated at any time after December 31, 2027, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the I Class Operating Expenses are below 0.05%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the I Class Operating Expenses (after the reimbursement is taken into account) to exceed the current expense limitation on I Class Operating Expenses (or the expense limitation in place at the time the amounts were waived or paid).
[6]	T. Rowe Price Associates, Inc., has contractually agreed (through December 31, 2026) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 0.94%. The agreement may only be terminated at any time after December 31, 2026, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the class’ expense ratio is below 0.94%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the class’ expense ratio (after the reimbursement is taken into account) to exceed the class’ current expense limitation (or the expense limitation in place at the time the amounts were waived or paid).
[7]	T. Rowe Price Associates, Inc., has contractually agreed (through December 31, 2026) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (I Class Operating Expenses), to the extent the I Class Operating Expenses exceed 0.10% of the class’ average daily net assets. The agreement may only be terminated at any time after December 31, 2026, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the I Class Operating Expenses are below 0.10%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the I Class Operating Expenses (after the reimbursement is taken into account) to exceed the current expense limitation on I Class Operating Expenses (or the expense limitation in place at the time the amounts were waived or paid).